Long-term Debt - Principal Payments (Table) (Details) - USD ($) $ in Thousands	Dec. 31, 2017	Dec. 31, 2016
Long-term Debt - Principal payments
Current portion of long term debt	$ 173,958	$ 0
Long term debt, net	575,137	743,719
Long term debt
Long-term Debt - Principal payments
December 31, 2018	173,958
December 31, 2019	268,745
December 31, 2020	75,665
December 31, 2021	132,152
December 31, 2022	57,880
December 31, 2023 and thereafter	47,814
Total Long term debt	756,214
Unamortized debt issuance costs	7,119	$ 9,214
Total Long term debt, net	749,095
Current portion of long term debt	173,958
Long term debt, net	$ 575,137